Loans and advances to banks	12 Months Ended
Dec. 31, 2021
Loans and advances to banks [Abstract]
Loans and advances to banks
3

Loans and advances to banks
Loans and advances to banks
Netherlands Rest of the world Total
in EUR million 2021 2020 2021 2020 2021 2020
Loans and advances to banks 7,019 7,442 16,595 17,945 23,614 25,387
Loan loss provisions -10 -10 -13 -13 -22 -23
7,010 7,432 16,582 17,933 23,592 25,364
Loans include balances (mainly short-term deposits) with

central banks amounting to EUR
1,952

million (2020:
EUR 2,519

million).
As at 31 December 2021, Loans include receivables related to finance lease contracts amounting to EUR
5

million
(2020: EUR 6

million). Reference is made to Note 7 ‘Loans and advances to customers’ for information on finance lease receivables.

As at 31 December 2021, all loans and advances to banks are non-subordinated.